CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Revenue from product sales and services
Revenue	$ 6,168	$ 5,897
Cost of product sales and services
Costs of revenue	(4,066)	(3,854)
Engineering, selling and administrative expenses	(1,182)	(1,150)
Non-operating income	156	166
Interest income	2	2
Interest expense	(170)	(172)
Income from continuing operations before income taxes	908	889
Income taxes	(206)	(261)
Income from continuing operations	702	628
Discontinued operations, net of income taxes	(3)	(85)
Net income	$ 699	$ 543
Basic
Continuing operations (in dollars per share)	$ 5.90	$ 5.11
Discontinued operations (in dollars per share)	(0.02)	(0.69)
Basic (in dollars per share)	5.88	4.42
Diluted
Continuing operations (in dollars per share)	5.78	5.04
Discontinued operations (in dollars per share)	(0.02)	(0.68)
Diluted (in dollars per share)	$ 5.76	$ 4.36
Product
Revenue from product sales and services
Revenue	$ 5,038	$ 4,667
Cost of product sales and services
Costs of revenue	(3,239)	(3,058)
Services
Revenue from product sales and services
Revenue	1,130	1,230
Cost of product sales and services
Costs of revenue	$ (827)	$ (796)